Schedule of Investments (unaudited) May 31, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.2%
Globant SA(a)(b)	7,919	$1,110,323

Brazil — 3.2%
Atacadao SA	91,200	310,487
B2W Cia. Digital(a)	50,000	843,476
B3 SA - Brasil, Bolsa, Balcao	490,100	4,110,411
Banco do Brasil SA	204,500	1,161,234
Banco Santander Brasil SA	96,600	453,554
BR Malls Participacoes SA	183,300	331,088
Cia Brasileira de Distribuicao	37,200	431,378
Cielo SA	298,800	225,017
Cosan SA	39,300	476,497
Energisa SA	40,600	355,085
Engie Brasil Energia SA	49,800	388,875
Klabin SA	165,100	599,164
Localiza Rent a Car SA	144,590	1,024,438
Lojas Renner SA	189,600	1,345,783
Natura & Co. Holding SA	169,500	1,160,356
Notre Dame Intermedica Participacoes SA	115,429	1,324,083
TIM Participacoes SA	210,000	526,634
Ultrapar Participacoes SA	173,200	545,964
WEG SA	200,053	1,540,796

		17,154,320

Chile — 0.6%
Aguas Andinas SA, Class A	589,868	172,228
Colbun SA	1,667,084	271,056
Empresa Nacional de Telecomunicaciones SA	38,595	244,454
Empresas CMPC SA	266,067	538,611
Empresas COPEC SA	92,816	582,117
Enel Americas SA	8,135,274	1,177,049
Falabella SA	176,418	408,618

		3,394,133

China — 27.8%
360 Security Technology Inc., Class A	31,700	78,761
3SBio Inc.(a)(c)	302,500	359,050
51job Inc., ADR(a)	6,312	407,061
AAC Technologies Holdings Inc.	173,000	888,324
Air China Ltd., Class A	49,800	44,974
Air China Ltd., Class H	484,000	289,738
Aisino Corp., Class A	21,560	48,000
Alibaba Group Holding Ltd., ADR(a)(b)	122,853	25,478,484
Alibaba Health Information Technology Ltd.(a)	862,000	2,019,600
A-Living Services Co. Ltd., Class H(c)	104,000	556,831
Angel Yeast Co. Ltd., Class A	11,300	66,688
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	37,700	30,784
BAIC Motor Corp. Ltd., Class H(c)	399,000	160,609
Bank of Shanghai Co. Ltd., Class A	213,300	241,162
Baoshan Iron & Steel Co. Ltd., Class A	263,100	179,582
BBMG Corp., Class A	124,500	54,741
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	24,900	133,985
Beijing Originwater Technology Co. Ltd., Class A	38,900	43,112
Beijing Shiji Information Technology Co. Ltd., Class A	12,500	51,803
BEST Inc., ADR(a)	48,995	253,794
BYD Co. Ltd., Class A	26,700	213,959
BYD Co. Ltd., Class H	151,500	850,245
BYD Electronic International Co. Ltd.	159,000	304,420

Security	Shares	Value

China (continued)
China CITIC Bank Corp. Ltd., Class H	2,109,000	$916,957
China Conch Venture Holdings Ltd.	387,000	1,737,531
China Construction Bank Corp., Class A	122,200	108,653
China Construction Bank Corp., Class H	22,870,000	17,969,075
China Eastern Airlines Corp. Ltd., Class A(a)	149,400	86,751
China Eastern Airlines Corp. Ltd., Class H(a)	428,000	144,673
China Everbright Bank Co. Ltd., Class H	747,000	302,616
China Everbright International Ltd.	895,000	459,567
China Gas Holdings Ltd.	620,600	2,169,818
China Jushi Co. Ltd., Class A	49,800	61,379
China Lesso Group Holdings Ltd.	257,000	310,350
China Literature Ltd.(a)(c)	71,400	403,934
China Longyuan Power Group Corp. Ltd., Class H	781,000	379,870
China Medical System Holdings Ltd.	334,000	380,495
China Meheco Co. Ltd., Class A	13,400	25,120
China Mengniu Dairy Co. Ltd.	656,000	2,344,368
China Merchants Bank Co. Ltd., Class H	928,000	4,346,071
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	100,600	225,094
China Minsheng Banking Corp. Ltd., Class H	1,388,000	965,207
China Molybdenum Co. Ltd., Class A	261,900	125,024
China Molybdenum Co. Ltd., Class H	798,000	245,032
China National Medicines Corp. Ltd., Class A	10,200	44,350
China National Software & Service Co. Ltd., Class A	7,000	76,623
China Overseas Land & Investment Ltd.	911,000	2,773,784
China Overseas Property Holdings Ltd.	305,000	345,097
China Resources Gas Group Ltd.	212,000	1,155,593
China Resources Pharmaceutical Group Ltd.(c)	373,500	203,351
China Shenhua Energy Co. Ltd., Class H	808,500	1,477,017
China TransInfo Technology Co. Ltd., Class A	20,600	63,719
China Vanke Co. Ltd., Class A	147,600	529,483
China Vanke Co. Ltd., Class H	346,700	1,124,952
CITIC Ltd.	1,385,000	1,315,134
Contemporary Amperex Technology Co. Ltd., Class A	31,600	641,907
Country Garden Services Holdings Co. Ltd.	321,000	1,503,329
CSPC Pharmaceutical Group Ltd.	1,112,000	2,177,804
Dali Foods Group Co. Ltd.(c)	498,000	316,109
Dongfang Electric Corp. Ltd., Class A	38,000	46,464
ENN Energy Holdings Ltd.	187,400	2,185,648
Eve Energy Co. Ltd., Class A(a)	13,800	125,071
Fosun International Ltd.	609,500	782,418
Geely Automobile Holdings Ltd.	1,206,000	1,649,284
GEM Co. Ltd., Class A	54,800	33,350
Genscript Biotech Corp.(a)	246,000	539,543
Glodon Co. Ltd., Class A	15,700	125,658
GoerTek Inc., Class A	46,000	136,378
Grandjoy Holdings Group Co. Ltd., Class A	34,500	23,597
Greenland Holdings Corp. Ltd., Class A	124,500	92,973
Greentown Service Group Co. Ltd.	270,000	360,186
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	18,900	79,513
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,400	62,640
Guoxuan High-Tech Co. Ltd., Class A	16,200	67,611
Hangzhou Robam Appliances Co. Ltd., Class A	16,200	76,950
Hengli Petrochemical Co. Ltd., Class A	91,400	177,590
Huadong Medicine Co. Ltd., Class A	24,900	78,723
Huaxia Bank Co. Ltd., Class A	150,600	133,905
Hutchison China MediTech Ltd., ADR(a)	16,408	357,858
Industrial Bank Co. Ltd., Class A	290,000	651,713
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	85,400	339,135

1

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Jiangsu Expressway Co. Ltd., Class H	294,000	$346,306
Jinke Properties Group Co. Ltd., Class A	74,700	80,287
Kingdee International Software Group Co. Ltd.	557,000	977,319
Lee & Man Paper Manufacturing Ltd.	316,000	170,006
Legend Holdings Corp., Class H(c)	139,200	168,455
Lenovo Group Ltd.	1,726,000	937,487
Meituan Dianping, Class B(a)	823,000	15,576,584
NARI Technology Co. Ltd., Class A	72,600	187,575
NIO Inc., ADR(a)	183,095	728,718
Oceanwide Holdings Co. Ltd., Class A	47,200	22,334
Offshore Oil Engineering Co. Ltd., Class A	74,700	47,755
Ovctek China Inc., Class A	8,600	65,423
Ping An Healthcare and Technology Co. Ltd.(a)(c)	88,700	1,168,400
Poly Developments and Holdings Group Co. Ltd., Class A	183,500	367,809
Sangfor Technologies Inc., Class A	3,900	102,359
Shanghai Industrial Holdings Ltd.	103,000	160,261
Shanghai International Airport Co. Ltd., Class A	15,900	160,660
Shanghai International Port Group Co. Ltd., Class A	118,700	67,102
Shanghai M&G Stationery Inc., Class A	12,000	93,347
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	30,900	76,773
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	185,100	292,778
Shenzhen Expressway Co. Ltd., Class H	160,000	161,837
Shenzhen Inovance Technology Co. Ltd., Class A	24,900	119,318
Shenzhen Investment Ltd.	776,000	239,278
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	14,400	560,386
Shui On Land Ltd.	1,008,000	166,461
Siasun Robot & Automation Co. Ltd., Class A(a)	18,600	33,621
Sino Biopharmaceutical Ltd.	1,648,000	2,593,936
Sino-Ocean Group Holding Ltd.	747,000	172,511
Sinopharm Group Co. Ltd., Class H	320,000	786,892
Sinotrans Ltd., Class H	20,000	4,129
Sinotruk Hong Kong Ltd.	165,500	401,846
SOHO China Ltd.(a)	508,500	171,228
Sun Art Retail Group Ltd.	554,500	848,454
Suning.com Co. Ltd., Class A	151,100	184,968
TCL Technology Group Corp., Class A	209,000	152,282
Tencent Holdings Ltd.	481,300	25,483,876
Topchoice Medical Corp., Class A(a)	4,300	85,157
Transfar Zhilian Co. Ltd., Class A	62,400	49,560
TravelSky Technology Ltd., Class H	212,000	425,586
Unisplendour Corp. Ltd., Class A	29,000	154,913
Vipshop Holdings Ltd., ADR(a)	105,037	1,821,342
Wanda Film Holding Co. Ltd., Class A(a)	28,500	64,247
Wangsu Science & Technology Co. Ltd., Class A	34,600	37,622
Weifu High-Technology Group Co. Ltd., Class A	9,800	26,907
Westone Information Industry Inc., Class A	11,400	32,843
Wharf Holdings Ltd. (The)	199,000	354,816
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	30,000	142,375
WuXi AppTec Co. Ltd., Class A	22,400	332,989
WuXi AppTec Co. Ltd., Class H(c)	34,900	369,217
Wuxi Biologics Cayman Inc.(a)(c)	216,000	3,394,246
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	12,300	72,109
Xiamen Tungsten Co. Ltd., Class A	16,900	29,322
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	49,800	65,898
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	180,400	162,455
Yunnan Baiyao Group Co. Ltd., Class A	18,000	221,552

Security	Shares	Value

China (continued)
Yunnan Energy New Material Co. Ltd.	12,000	$99,327
Yuzhou Properties Co. Ltd.	439,000	179,542
Zhejiang Expressway Co. Ltd., Class H	348,000	244,691
Zhejiang Huayou Cobalt Co. Ltd., Class A	15,600	70,703
Zhejiang Weixing New Building Materials Co. Ltd., Class A	21,000	35,058
Zhengzhou Yutong Bus Co. Ltd., Class A	36,300	61,309
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	94,400	83,935
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	328,600	269,205

		151,103,439

Colombia — 0.1%
Bancolombia SA	51,614	347,527

Czech Republic — 0.3%
CEZ AS	38,757	761,494
Komercni Banka AS(a)	17,679	379,132
Moneta Money Bank AS(c)	111,097	246,056

		1,386,682

Egypt — 0.3%
Commercial International Bank Egypt SAE	341,707	1,366,185
EISewedy Electric Co.	129,142	61,371

		1,427,556

Greece — 0.2%
Alpha Bank AE(a)	312,794	193,105
Hellenic Telecommunications Organization SA	58,073	817,804
Titan Cement International SA	6,152	77,328

		1,088,237

Hong Kong — 0.0%
Vinda International Holdings Ltd.	83,000	252,180

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	98,379	622,454
OTP Bank Nyrt(a)	53,352	1,776,921

		2,399,375

India — 12.1%
Ambuja Cements Ltd.	155,303	393,411
Asian Paints Ltd.	68,478	1,524,214
Axis Bank Ltd.	496,545	2,527,830
Berger Paints India Ltd.	54,821	356,514
Bharat Petroleum Corp. Ltd.	155,030	702,816
Bharti Airtel Ltd.(a)	584,307	4,270,088
Bosch Ltd.	1,018	130,873
Britannia Industries Ltd.	13,944	623,076
Colgate-Palmolive India Ltd.	14,817	272,664
Dabur India Ltd.	128,982	795,644
Divi’s Laboratories Ltd.	18,412	581,972
DLF Ltd.	144,641	288,168
Eicher Motors Ltd.	3,198	699,875
Grasim Industries Ltd.	68,467	533,493
Havells India Ltd.	58,709	385,292
HCL Technologies Ltd.	258,871	1,883,772
Hero MotoCorp Ltd.	23,442	731,894
Hindalco Industries Ltd.	291,712	535,655
Hindustan Petroleum Corp. Ltd.	141,600	364,317
Hindustan Unilever Ltd.	195,557	5,320,671
Housing Development Finance Corp. Ltd.	391,092	8,579,935
Infosys Ltd.	810,640	7,407,829

2

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Lupin Ltd.	52,923	$608,764
Mahindra & Mahindra Ltd.	177,686	1,025,352
Marico Ltd.	109,432	497,548
Nestle India Ltd.	5,516	1,279,554
Pidilite Industries Ltd.	29,100	565,096
Piramal Enterprises Ltd.	21,718	277,936
Reliance Industries Ltd.	678,432	13,138,655
Shree Cement Ltd.	2,071	571,246
Siemens Ltd.	17,280	248,906
Tata Consultancy Services Ltd.	214,291	5,589,498
Tech Mahindra Ltd.	110,669	776,346
Titan Co. Ltd.	73,920	870,035
UPL Ltd.	118,843	637,858
Wipro Ltd.	272,493	766,852

		65,763,649

Indonesia — 2.5%
Astra International Tbk PT	4,817,400	1,572,827
Bank Central Asia Tbk PT	2,340,100	4,156,440
Bank Mandiri Persero Tbk PT	4,436,000	1,357,216
Bank Negara Indonesia Persero Tbk PT	1,729,700	453,439
Bank Rakyat Indonesia Persero Tbk PT	13,190,000	2,663,279
Barito Pacific Tbk PT(a)	6,370,200	588,622
Indah Kiat Pulp & Paper Corp. Tbk PT	672,300	241,586
Indofood Sukses Makmur Tbk PT	1,068,600	420,565
Jasa Marga Persero Tbk PT	85,000	20,654
Kalbe Farma Tbk PT	5,078,100	491,821
Pabrik Kertas Tjiwi Kimia Tbk PT	54,600	14,837
Pakuwon Jati Tbk PT	46,300	1,147
Perusahaan Gas Negara Tbk PT	2,705,000	159,227
Unilever Indonesia Tbk PT	1,821,600	966,283
United Tractors Tbk PT	401,600	431,562
XL Axiata Tbk PT(a)	810,500	143,682

		13,683,187

Malaysia — 3.3%
AMMB Holdings Bhd	398,400	290,495
Axiata Group Bhd	669,400	585,099
CIMB Group Holdings Bhd	1,441,500	1,250,018
Dialog Group Bhd	784,100	719,623
DiGi.Com Bhd	771,900	807,854
Fraser & Neave Holdings Bhd	36,500	273,194
HAP Seng Consolidated Bhd	149,400	257,391
Hartalega Holdings Bhd	388,400	1,120,307
IHH Healthcare Bhd	528,000	659,469
Kuala Lumpur Kepong Bhd	89,500	453,727
Malayan Banking Bhd	940,000	1,621,622
Malaysia Airports Holdings Bhd	248,263	285,524
Maxis Bhd	575,700	699,183
MISC Bhd	321,900	614,553
Nestle Malaysia Bhd	17,600	562,714
Petronas Dagangan Bhd	70,000	378,056
PPB Group Bhd	137,500	549,051
Press Metal Aluminium Holdings Bhd	342,400	296,917
Public Bank Bhd	707,600	2,386,065
RHB Bank Bhd	398,400	437,117
Sime Darby Bhd	647,400	311,229
Telekom Malaysia Bhd(b)	286,700	278,951
Tenaga Nasional Bhd	546,600	1,415,691
Top Glove Corp. Bhd	367,500	1,124,267
Westports Holdings Bhd	211,600	194,200
YTL Corp. Bhd	810,900	193,982

		17,766,299

Security	Shares	Value

Mexico — 1.5%
Alfa SAB de CV, Class A	694,200	$368,278
Arca Continental SAB de CV	107,300	479,583
Cemex SAB de CV, CPO, NVS	3,615,976	857,844
Coca-Cola Femsa SAB de CV	123,500	540,158
Fomento Economico Mexicano SAB de CV	464,000	3,144,249
Gruma SAB de CV, Series B	52,290	520,023
Grupo Aeroportuario del Sureste SAB de CV, Class B	49,720	513,494
Grupo Bimbo SAB de CV, Series A	382,000	598,468
Industrias Penoles SAB de CV	31,975	304,683
Infraestructura Energetica Nova SAB de CV	126,700	360,352
Kimberly-Clark de Mexico SAB de CV, Class A	367,400	571,444

		8,258,576

Philippines — 1.2%
Aboitiz Equity Ventures Inc.	473,100	400,948
Aboitiz Power Corp.	349,600	191,997
Ayala Corp.	48,830	721,067
Bank of the Philippine Islands	206,670	270,688
BDO Unibank Inc.	471,910	935,989
JG Summit Holdings Inc.	695,880	670,860
Manila Electric Co.	49,800	278,416
Metropolitan Bank & Trust Co.	435,440	302,795
SM Investments Corp.	58,305	1,053,913
SM Prime Holdings Inc.	2,433,200	1,449,249

		6,275,922

Poland — 1.1%
Bank Millennium SA(a)	23,458	14,564
Bank Polska Kasa Opieki SA	42,943	563,679
Grupa Lotos SA	21,906	325,729
KGHM Polska Miedz SA(a)	33,856	729,508
mBank SA(a)	3,735	200,919
Orange Polska SA(a)	162,889	265,231
Polski Koncern Naftowy ORLEN SA	71,290	1,188,582
Powszechna Kasa Oszczednosci Bank Polski SA	204,483	1,138,797
Powszechny Zaklad Ubezpieczen SA	143,774	1,071,429
Santander Bank Polska SA(a)	8,715	354,328

		5,852,766

Qatar — 1.2%
Commercial Bank PSQC (The)	482,662	487,038
Ooredoo QPSC	207,160	356,355
Qatar Fuel QSC	115,806	506,007
Qatar National Bank QPSC	1,077,429	5,202,071

		6,551,471

Russia — 3.6%
Gazprom PJSC	2,808,970	7,950,787
Inter RAO UES PJSC	8,778,000	614,350
LUKOIL PJSC	98,952	7,343,526
Novolipetsk Steel PJSC	288,910	563,414
PhosAgro PJSC, GDR(d)	31,266	431,471
Polymetal International PLC	55,307	1,106,668
Polyus PJSC	7,915	1,307,901

		19,318,117

Saudi Arabia — 1.8%
Almarai Co. JSC	62,259	830,927
Banque Saudi Fransi	140,404	1,136,549
Samba Financial Group	225,719	1,446,989

3

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Saudi Arabian Mining Co.(a)	105,834	$966,139
Saudi Basic Industries Corp.	212,861	4,807,243
Savola Group (The)	60,647	676,573

		9,864,420

Singapore — 0.0%
BOC Aviation Ltd.(c)	49,800	273,704

South Africa — 7.6%
Absa Group Ltd.	171,453	789,698
Anglo American Platinum Ltd.	12,881	810,985
Aspen Pharmacare Holdings Ltd.(a)	92,561	733,369
Bid Corp. Ltd.	79,821	1,115,171
Bidvest Group Ltd. (The)	69,239	596,383
Clicks Group Ltd.	60,081	793,242
Exxaro Resources Ltd.	59,169	415,940
FirstRand Ltd.	801,858	1,825,268
Gold Fields Ltd.	207,915	1,616,900
Growthpoint Properties Ltd.	735,100	520,380
Impala Platinum Holdings Ltd.	188,925	1,254,678
Investec Ltd.	6,848	11,812
Kumba Iron Ore Ltd.	15,667	421,519
Life Healthcare Group Holdings Ltd.	317,322	329,571
Momentum Metropolitan Holdings	244,999	239,586
Mr. Price Group Ltd.	61,642	454,548
MTN Group Ltd.	404,057	1,235,354
MultiChoice Group Ltd.(a)	105,631	518,344
Naspers Ltd., Class N	107,080	16,935,823
Nedbank Group Ltd.	90,564	507,440
NEPI Rockcastle PLC	94,620	480,359
Northam Platinum Ltd.(a)	85,477	531,495
Old Mutual Ltd.	1,140,530	726,518
Pick n Pay Stores Ltd.	78,198	236,375
PSG Group Ltd.	37,101	341,916
Redefine Properties Ltd.	135,109	14,715
Remgro Ltd.	126,299	995,519
RMB Holdings Ltd.	188,316	565,712
Sanlam Ltd.	449,043	1,440,901
Sasol Ltd.(a)	134,311	689,478
Shoprite Holdings Ltd.	117,330	688,626
SPAR Group Ltd. (The)	46,346	460,555
Standard Bank Group Ltd.	309,372	1,783,107
Vodacom Group Ltd.	154,228	1,104,297
Woolworths Holdings Ltd.	234,710	385,026

		41,570,610

South Korea — 7.2%
Amorepacific Corp.	7,637	1,005,153
AMOREPACIFIC Group	6,751	315,078
BNK Financial Group Inc.	66,732	273,728
CJ CheilJedang Corp.	1,992	477,713
CJ Corp.	3,735	277,158
Doosan Bobcat Inc.	11,394	218,045
GS Engineering & Construction Corp.	14,193	327,191
GS Holdings Corp.	12,182	370,836
Hana Financial Group Inc.	71,602	1,720,021
Hankook Tire & Technology Co. Ltd.	17,679	334,751
Hanwha Solutions Corp.	24,697	322,061
Hyundai Heavy Industries Holdings Co. Ltd.	2,360	515,467
Hyundai Marine & Fire Insurance Co. Ltd.	15,238	298,374
KB Financial Group Inc.	93,985	2,580,233
Korea Gas Corp.	6,738	162,404

Security	Shares	Value

South Korea (continued)
LG Chem Ltd.	10,891	$3,434,079
LG Corp.	22,692	1,156,175
LG Display Co. Ltd.(a)	54,642	450,037
LG Electronics Inc.	25,226	1,207,882
LG Household & Health Care Ltd.	2,233	2,470,193
LG Innotek Co. Ltd.	3,366	400,892
Lotte Chemical Corp.	4,073	618,292
Lotte Corp.	6,096	168,834
NAVER Corp.	29,202	5,328,961
OCI Co. Ltd.(a)	1,765	56,152
Samsung Card Co. Ltd.	7,604	181,435
Samsung Electro-Mechanics Co. Ltd.	13,180	1,330,292
Samsung Fire & Marine Insurance Co. Ltd.	7,325	1,079,424
Samsung SDI Co. Ltd.	13,093	3,795,379
Shinhan Financial Group Co. Ltd.	109,066	2,655,206
SK Holdings Co. Ltd.	8,399	1,620,866
SK Innovation Co. Ltd.	13,244	1,267,241
SK Telecom Co. Ltd.	4,849	845,722
S-Oil Corp.	10,712	611,521
Woori Financial Group Inc.	127,261	938,183
Yuhan Corp.	11,260	471,875

		39,286,854

Taiwan — 15.6%
Accton Technology Corp.	118,000	949,109
Acer Inc.	747,000	406,776
Advantech Co. Ltd.	83,000	821,016
ASE Technology Holding Co. Ltd.	780,000	1,605,462
AU Optronics Corp.	2,081,000	525,362
Catcher Technology Co. Ltd.	164,000	1,190,741
Cathay Financial Holding Co. Ltd.	1,874,000	2,499,707
Chailease Holding Co. Ltd.	288,000	1,117,469
Cheng Shin Rubber Industry Co. Ltd.	437,000	477,389
Chicony Electronics Co. Ltd.	131,000	375,221
China Airlines Ltd.	663,000	181,069
China Steel Corp.	2,799,000	1,845,802
Chunghwa Telecom Co. Ltd.	906,000	3,334,321
Compal Electronics Inc.	707,000	449,749
CTBC Financial Holding Co. Ltd.	4,180,000	2,777,385
Delta Electronics Inc.	465,000	2,137,219
E.Sun Financial Holding Co. Ltd.	2,494,000	2,213,659
Eva Airways Corp.	498,000	182,448
Evergreen Marine Corp. Taiwan Ltd.(a)	646,000	234,518
Far Eastern New Century Corp.	705,000	631,624
Far EasTone Telecommunications Co. Ltd.	366,000	788,683
First Financial Holding Co. Ltd.	2,380,000	1,811,257
Fubon Financial Holding Co. Ltd.	1,591,000	2,246,741
Hiwin Technologies Corp.	57,000	581,865
Hotai Motor Co. Ltd.	71,000	1,267,477
Hua Nan Financial Holdings Co. Ltd.	1,896,000	1,228,216
Innolux Corp.	1,970,000	408,107
Inventec Corp.	624,000	507,097
Lite-On Technology Corp.	498,000	797,795
MediaTek Inc.	360,000	5,551,374
Micro-Star International Co. Ltd.	157,000	528,127
Nan Ya Plastics Corp.	1,231,000	2,578,848
President Chain Store Corp.	137,000	1,348,326
Quanta Computer Inc.	686,000	1,599,334
Ruentex Development Co. Ltd.	134,000	203,957
SinoPac Financial Holdings Co. Ltd.	2,458,000	966,008
Standard Foods Corp.	84,000	177,652

4

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taishin Financial Holding Co. Ltd.	2,241,000	$970,291
Taiwan Business Bank	1,294,000	456,833
Taiwan High Speed Rail Corp.	472,000	592,653
Taiwan Mobile Co. Ltd.	395,000	1,414,238
Taiwan Semiconductor Manufacturing Co. Ltd.	2,740,000	26,647,127
Tatung Co. Ltd.(a)	422,000	291,640
Uni-President Enterprises Corp.	1,152,000	2,793,192
United Microelectronics Corp.	2,656,000	1,366,701
Vanguard International Semiconductor Corp.	204,000	499,384
Win Semiconductors Corp.	80,000	684,763
Wistron Corp.	685,000	652,490
Yageo Corp.	66,000	814,421
Yuanta Financial Holding Co. Ltd.	2,256,000	1,220,982

		84,951,625

Thailand — 4.3%
Advanced Info Service PCL, NVDR	284,700	1,722,878
Airports of Thailand PCL, NVDR	1,025,200	1,998,189
B Grimm Power PCL, NVDR	194,600	322,702
Bangkok Dusit Medical Services PCL, NVDR	2,292,800	1,621,754
BTS Group Holdings PCL, NVDR	1,892,400	719,838
Bumrungrad Hospital PCL, NVDR	98,000	369,695
Central Pattana PCL, NVDR	522,900	809,583
Charoen Pokphand Foods PCL, NVDR	850,000	841,716
CP ALL PCL, NVDR(a)	1,397,500	3,097,257
Electricity Generating PCL, NVDR	70,500	611,694
Energy Absolute PCL, NVDR	364,900	447,378
Global Power Synergy PCL, NVDR	175,400	416,306
Gulf Energy Development PCL, NVDR	514,400	610,456
Home Product Center PCL, NVDR	1,459,600	679,097
Indorama Ventures PCL, NVDR	397,500	356,138
Intouch Holdings PCL, NVDR	490,000	827,963
IRPC PCL, NVDR	2,689,200	228,257
Kasikornbank PCL	282,000	862,135
Kasikornbank PCL, NVDR	142,300	429,450
Land & Houses PCL, NVDR	1,892,400	434,282
Minor International PCL, NVDR(a)	672,300	393,109
Muangthai Capital PCL, NVDR(a)	167,900	294,261
PTT Exploration & Production PCL, NVDR	290,000	765,797
PTT Global Chemical PCL, NVDR	547,800	740,503
Siam Cement PCL (The), NVDR	186,200	2,007,752
Siam Commercial Bank PCL (The), NVDR	208,800	485,734
Thai Oil PCL, NVDR	273,900	370,252
Thai Union Group PCL, NVDR	727,200	313,192
TMB Bank PCL, NVDR	5,851,500	211,544
Total Access Communication PCL, NVDR	130,000	181,861
True Corp. PCL, NVDR	2,888,400	335,966

		23,506,739

Turkey — 0.3%
Arcelik AS(a)	12,577	29,076
Aselsan Elektronik Sanayi Ve Ticaret AS	80,477	356,050
KOC Holding AS	182,718	432,320
TAV Havalimanlari Holding AS	41,042	122,136
Turk Hava Yollari AO(a)	125,060	230,998
Turkcell Iletisim Hizmetleri AS	269,393	559,203

		1,729,783

United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	688,485	824,724
Aldar Properties PJSC	879,437	414,202
Dubai Islamic Bank PJSC	422,304	408,145

Security	Shares	Value

United Arab Emirates (continued)
Emirates NBD Bank PJSC	291,636	$685,988
Emirates Telecommunications Group Co. PJSC	395,608	1,684,469
First Abu Dhabi Bank PJSC	661,082	1,994,144

		6,011,672

Total Common Stocks — 97.5% (Cost: $608,209,062)		530,329,166

Preferred Stocks

Brazil — 2.2%
Banco Bradesco SA, Preference Shares, NVS	1,055,710	3,683,545
Cia. Energetica de Minas Gerais, Preference Shares, NVS	212,700	422,964
Itau Unibanco Holding SA, Preference Shares, NVS	1,151,900	4,886,630
Itausa-Investimentos Itau SA, Preference Shares, NVS	1,050,100	1,713,076
Telefonica Brasil SA, Preference Shares, NVS	106,524	924,590

		11,630,805

Chile — 0.2%
Embotelladora Andina SA, Class B, Preference Shares	96,363	229,897
Sociedad Quimica y Minera de Chile SA, Series B, Preference Shares	27,344	667,266

		897,163

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	108,227	717,053

South Korea — 0.1%
Amorepacific Corp., Preference Shares, NVS	2,241	104,409
LG Chem Ltd., Preference Shares, NVS	1,894	270,691
LG Household & Health Care Ltd., Preference Shares, NVS	498	287,513

		662,613

Total Preferred Stocks — 2.6% (Cost: $24,637,114)		13,907,634

Rights

Brazil — 0.0%
Natura & Co. Holding SA, (Expires 06/12/20)(a)	8,541	7,832

Total Rights — 0.0% (Cost: $0)		7,832

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.69%(e)(f)(g)	1,620,238	1,622,669
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.16%(e)(f)	830,000	830,000

		2,452,669

Total Short-Term Investments — 0.4% (Cost: $2,452,669)		2,452,669

Total Investments in Securities — 100.5% (Cost: $635,298,845)		546,697,301

Other Assets, Less Liabilities — (0.5)%		(2,892,278)

Net Assets — 100.0%		$543,805,023

5

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM Leaders ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 02/05/20	Net Activity	Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	1,620,238	1,620,238	$1,622,669	$146	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	830,000	830,000	830,000	811		—		—

				$2,452,669	$957		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index	14	06/19/20	$653	$14,765

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$519,037,190	$11,291,976	$—	$530,329,166
Preferred Stocks	13,907,634	—	—	13,907,634
Rights	7,832	—	—	7,832
Money Market Funds	2,452,669	—	—	2,452,669

	$535,405,325	$11,291,976	$—	$546,697,301

Derivative financial instruments(a)
Assets
Futures Contracts	$14,765	$—	$—	$14,765

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

6

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® ESG MSCI EM Leaders ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

7